Capital Stock - Schedule of Repurchase Activities under NCIB and SVS Held for Delivery under SBC Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 34.6		$ 35.9		$ 0.1
Aggregate cost of SVS repurchased for delivery under SBC plans	11.1	[1]	54.4	[2]	19.1
SVS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 34.6		$ 35.9		$ 0.1
Number of SVS repurchased for cancellation (in millions) (in shares)	3,400,000		4,400,000		6,200.0000
Weighted average price per share for repurchases (in dollars per share)	$ 10.45		$ 8.21		$ 7.45
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 44.9		$ 20.6		$ 19.1
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)	3,900,000		1,900,000		2,900,000
Number of SVS held by trustee for delivery under SBC plans (in millions) (in shares)	1,500,000		1,400,000		2,400,000
Value of SVS held by trustee for delivery under SBC plans	$ 16.7		$ 15.1		$ 15.7
Number of SVS repurchased for cancellation (in millions) (in shares)	3,140,000		4,370,000		6,200.0000
SVS | 2021 NICB ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan			$ 7.5
SVS | 2020 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan					$ 15.0
SVS | NICB ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)	2,500,000		2,800,000		0
SVS | 2021 SBC ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan			$ 33.8
SVS | SBC ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)	3,900,000		700,000		0

[1]	Consists of $44.9 paid during 2022 to repurchase SVS for delivery obligations under our SBC plans, offset in part by the reversal of the $33.8 2021 SBC Accrual. See note 12.
[2]	Consists of $20.6 paid to repurchase SVS for delivery obligations under our SBC plans in 2021, and $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity under an ASPP executed in December 2021 for such purpose (2021 SBC Accrual). See note 12.